Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Provisions [Line Items]
Opening balance	kr 6,357	kr 3,838
Additions	12,479	6,346
Reversal of excess amounts	(362)	(689)
Negative effect on Income statement	12,117	5,657
Utilization/Cash out	(8,221)	(3,153)
Reclassifications	(113)	(8)
Translation difference	(194)	23
Closing balance	9,946	6,357
Restructuring [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	4,163	1,466
Additions	5,448	5,271
Reversal of excess amounts	(207)	(130)
Utilization/Cash out	(5,327)	(2,440)
Reclassifications	1	1
Translation difference	(35)	(5)
Closing balance	4,043	4,163
Customer Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	74	92
Additions	4,105	51
Reversal of excess amounts	0	(6)
Utilization/Cash out	(1,532)	(64)
Reclassifications	(10)	(3)
Translation difference	5	4
Closing balance	2,642	74
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	134	182
Additions	1,885	82
Reversal of excess amounts	(90)	(69)
Utilization/Cash out	(262)	(64)
Reclassifications	(50)
Translation difference	(4)	3
Closing balance	1,613	134
Warranty [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	248	528
Additions	242	267
Reversal of excess amounts	(2)	(207)
Utilization/Cash out	(267)	(365)
Reclassifications	5	9
Translation difference	(1)	16
Closing balance	225	248
Other [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	1,738	1,570
Additions	799	675
Reversal of excess amounts	(63)	(277)
Utilization/Cash out	(833)	(220)
Reclassifications	(59)	(15)
Translation difference	(159)	5
Closing balance	kr 1,423	kr 1,738